As filed with the Securities and Exchange Commission on January 22, 2026

1933 Act File No. 333-292360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 1        ☐ Post-Effective Amendment No. __

(Check appropriate box or boxes)

Touchstone ETF Trust

(Exact Name of Registrant as Specified in Charter)

(800) 638-8194

(Area Code and Telephone Number)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terrie A. Wiedenheft,

303 Broadway

Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Copies to:
Clair E. Pagnano, Esq.
K&L Gates LLP,

1 Congress Street
Boston, Massachusetts 02114-2023

Ndenisarya M. Bregasi, Esq.
K&L Gates LLP,

1601 K Street, NW
Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, without par value, of Touchstone Large Company Growth ETF, a series of the Registrant, are being registered. No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such due date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 is being filed for the sole purpose of delaying the effectiveness of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-292360) that was filed with the Commission on December 22, 2025. This Pre-Effective Amendment incorporates by reference the information contained in Parts A, B and C of the initial Registration Statement on Form N-14 (File No. 333-292360) under the Securities Act of 1933, as filed with the Commission on December 22, 2025.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio on the 22nd day of January, 2026.

TOUCHSTONE ETF TRUST

By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*
Karen Carnahan	Trustee	January 22, 2026

*
William C. Gale	Trustee	January 22, 2026

*
Sally J. Staley	Trustee	January 22, 2026

*
Susan M. King	Trustee	January 22, 2026

*
Kevin A. Robie	Trustee	January 22, 2026

*
William H. Zimmer III	Trustee	January 22, 2026

*
Jill T. McGruder	Trustee	January 22, 2026

*
E. Blake Moore, Jr.	Trustee	January 22, 2026

/s/Terri A. Lucas
Terri A. Lucas	Controller, Treasurer and Principal Financial Officer	January 22, 2026

*By; /s/ Terri A. Lucas
Terri A. Lucas (Attorney-in-Fact Pursuant to Power of Attorney)